Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 543	SFr 566
Interest expense on lease liabilities	90	68
Expense for short-term leases and leases of low value	793	750
Total	1,426	1,384
Total cash outflow for leases	SFr 1,431	SFr 1,388